Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 4,511,773	$ 281,826
Addition	514,856	4,229,947	281,826
Balance at end of the year	$ 5,026,629	$ 4,511,773	$ 281,826